Schedule of Stock Options (Details) (Parenthetical)													3 Months Ended	6 Months Ended			12 Months Ended
	Dec. 31, 2021 shares	Feb. 19, 2021 USD ($) shares	Feb. 19, 2021 $ / shares	Oct. 30, 2020 USD ($) shares	Oct. 30, 2020 $ / shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 $ / shares	Apr. 20, 2020 USD ($) shares	Apr. 20, 2020 $ / shares	Oct. 24, 2019 USD ($) shares	Oct. 24, 2019 $ / shares	Feb. 19, 2019 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / shares	[1],[2]	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares	[3]	Sep. 30, 2020	Jun. 30, 2020 USD ($)	Jun. 30, 2020 $ / shares	[4],[5]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Weighted average exercise price, Granted | $ / shares															$ 0.55			$ 0.34				$ 0.56
Directors and Officers [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares										1,575,000
Stock option expiration term										5 years
Weighted average exercise price, Granted | $ / shares											$ 0.60
Fair value of stock option vested										$ 435,069
Stock based compensation expense													$ 54,735	$ 74,949			$ 50,909				$ 309,211
Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares								5,957,659
Stock option expiration term								5 years
Weighted average exercise price, Granted | $ / shares									$ 0.55
Fair value of stock option vested								$ 1,536,764
Stock based compensation expense														403,456			531,925				162,855
Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares						200,000
Stock option expiration term						3 years
Weighted average exercise price, Granted | $ / shares							$ 0.60
Fair value of stock option vested						$ 52,909
Stock based compensation expense														20,259			32,651
Vesting percentage						50.00%														50.00%
Former Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares				235,000
Weighted average exercise price, Granted | $ / shares					$ 0.50
Fair value of stock option vested				$ 46,277
Stock based compensation expense														$ 46,277
Expiration date				Dec. 31, 2022
Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares		1,037,977
Stock option expiration term		5 years
Weighted average exercise price, Granted | $ / shares			$ 0.335
Stock based compensation expense																	$ 204,213
Officer [Member] | December 31, 2021 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares	764,706	764,706
Officer [Member] | Vest Immediately [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares		273,271
Fair value of stock option vested		$ 204,213										$ 204,213

[1]	On October 30, 2020, 235,000 stock options were issued to a former director. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.50. The stock options vested immediately and expire on December 31, 2022. The grant date fair value of the options was estimated at $46,277. The vesting of these options resulted in stock-based compensation of $46,277 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On September 30, 2020, 200,000 stock options were issued to a consultant. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.60. The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years. The grant date fair value of the options was estimated at $52,909. The vesting of these options resulted in stock-based compensation of $32,651 for the year ended December 31, 2021, $20,259 for the six months ended December 31, 2020, and $nil for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On February 19, 2021,
[4]	On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options was estimated at $1,536,764. The vesting of these options results in stock-based compensation of $531,925 for the year ended December 31, 2021, $403,456 for the six months ended December 31, 2020 and $162,855 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[5]	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $50,909 for the year ended December 31, 2021, $74,949 for the six months ended December 31, 2020 and $309,211 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.